PREPAYMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PREPAYMENTS
PREPAYMENTS

NOTE 9 - PREPAYMENTS

As of March 31, 2022, prepayments consist of the following:

	March 31, 2022	December 31, 2021
Office furniture and renovation	$1,124,480	$1,895,591
Office rental	28,658	173,611
Ycloud system marketing and promotion service	2,319,258	-
Block chain software and others	616,052	691,456
	$4,088,448	$2,760,658

As of March 31, 2022, there is a prepayment of approximate $1.1 million in relation of purchasing new office furniture as a result of new office renovation during the year, the renovation is expected to complete in April 2022.

As of March 31, 2022, there is a prepayment of approximate $2.3 million and approximate $60,000 in relation of marketing & promotion services and block chain software development under YCloud system, which is expect to complete in February 2023 and June 2022 respectively.

NOTE 11 - PREPAYMENTS

As of December 31, 2021, prepayments consist of the following:

	December 31, 2021	December 31, 2020
Office furniture and renovation	$1,895,591	$-
Office Rental	173,611	-
Block chain software and annual fee	630,291	-
Software licenses fee	61,165	61,707

	$2,760,658	$61,707

As of 31 December 2021, there is a prepayment of approximate $1.9 million in relation of purchasing new office furniture as a result of new office renovation during the year, the renovation is expected to complete in April 2022.

As of 31 December 2021, there is a prepayment of $630,291 in relation of block chain software development under YCloud system, which is expect to complete in June 2022.